May 1, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus Variable Investment Fund
            1933 Act File No.:  33-13690
            1940 Act File No.:  811-5125
            CIK No.:  0000813383

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Appreciation Portfolio, Growth and Income Portfolio, International Equity Portfolio, International Value Portfolio, Money Market Portfolio and Quality Bond Portfolio Prospectuses dated May 1, 2015 and the Statement of Additional Information dated May 1, 2015 that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 57 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 15, 2015.

Please address any comments or questions to my attention at 212-922-6838.

Sincerely,

/s/ Loretta Johnston
 Loretta Johnston
 Supervisory Paralegal